Mar. 29, 2024
Innovator Laddered Allocation Buffer ETF
Innovator Laddered Allocation Buffer ETF

Innovator Laddered Allocation Buffer ETF™

(each, a “Fund” and collectively, the “Funds”)

Supplement to Each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information
Dated February 28, 2024

Dated March 29, 2024

Effective April 1, 2024, the Board of Trustees of the Trust (the “Board”) and Innovator Capital Management, LLC (“Innovator”), as investment adviser of each Fund, have agreed to reduce the unitary management fee paid to Innovator from 0.20% to 0.10%. In connection therewith, the Board and Innovator have approved removing the 0.10% waiver of management fees agreed to by Innovator by terminating the respective expense limitation agreement for each Fund. Accordingly, notwithstanding anything to the contrary in each Fund’s summary prospectus, prospectus or statement of information, each Fund’s summary prospectus, prospectus and statement of additional information are revised in the manner set forth below.

1.	Summary Prospectus and Prospectus – Fees and Expenses of the Fund and Example

The disclosure set forth in the sections entitled “Fees and Expenses of the Fund” and “Example” for each Fund’s prospectus and summary prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	0.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that Fund shareholders may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	1 Year	3 Years	5 Years	10 Years
	$91	$284	$493	$1,096

Please Keep This Supplement With Your Summary Prospectus, Prospectus and Statement of Additional

Information For Future Reference